Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Parenthetical) (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Upgrade rating percentage	0.25%
Downgrade rating percentage	0.25%
1.625% Bond Due June 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $								$ 600
Loans and borrowings, interest rate			1.625%					1.625%	1.625%
Loans and borrowings, original currency			USD
Loans and borrowings, maturity			June 2016
8.50% Bond Due December 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount			£ 678
Loans and borrowings, interest rate			8.50%					8.50%	8.50%
Loans and borrowings, original currency			GBP
Loans and borrowings, maturity			December 2016
8.50% Bond Due December 2016 [Member] | Bottom of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate			7.50%					7.50%	7.50%
3.5% Bond Due February 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €									€ 500
Loans and borrowings, interest rate			3.50%					3.50%	3.50%
Loans and borrowings, original currency			EUR
Loans and borrowings, maturity			February 2017
1.25% Bond Due February 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $								$ 500
Loans and borrowings, interest rate			1.25%					1.25%	1.25%
Loans and borrowings, original currency			USD
Loans and borrowings, maturity			February 2017
6.625% Bond Due June 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount		£ 500	£ 500
Loans and borrowings, interest rate		6.625%	6.625%			6.625%	6.625%	6.625%	6.625%
Loans and borrowings, original currency		GBP	GBP
Loans and borrowings, maturity		June 2017	June 2017
5.95% Bond Due January 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $						$ 1,100		$ 1,100
Loans and borrowings, interest rate		5.95%	5.95%			5.95%	5.95%	5.95%	5.95%
Loans and borrowings, original currency		USD	USD
Loans and borrowings, maturity		January 2018	January 2018
3.25% Bond Due August 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 600		€ 600		€ 600
Loans and borrowings, interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	August 2018	August 2018	August 2018
2.35% Bond Due February 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $				$ 800		$ 800		$ 800
Loans and borrowings, interest rate	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Loans and borrowings, original currency	USD	USD	USD
Loans and borrowings, maturity	February 2019	February 2019	February 2019
4.38% Bond Due March 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 450	£ 450	£ 450
Loans and borrowings, interest rate	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	March 2019	March 2019	March 2019
1.125% Bond Due June 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,000		€ 1,000		€ 1,000
Loans and borrowings, interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	June 2019	June 2019	June 2019
8.625% Bond Due March 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 300	£ 300	£ 300
Loans and borrowings, interest rate	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	March 2020	March 2020	March 2020
0.625% Bond Due March 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,500		€ 1,500		€ 1,500
Loans and borrowings, interest rate	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	March 2021	March 2021	March 2021
0.5% Bond Due June 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 575
Loans and borrowings, interest rate	0.50%			0.50%	0.50%
Loans and borrowings, original currency	EUR
Loans and borrowings, maturity	June 2022
1.125% Bond Due March 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,100		€ 1,100		€ 1,100
Loans and borrowings, interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	March 2023	March 2023	March 2023
1% Bond Due June 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 575
Loans and borrowings, interest rate	1.00%			1.00%	1.00%
Loans and borrowings, original currency	EUR
Loans and borrowings, maturity	June 2024
1% Bond Due November 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,100
Loans and borrowings, interest rate	1.00%			1.00%	1.00%
Loans and borrowings, original currency	EUR
Loans and borrowings, maturity	November 2024
3.50% Index Linked Bond Due April 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 250	£ 250	£ 250
Loans and borrowings, interest rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	April 2025	April 2025	April 2025
1.75% Bond Due March 2026 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,300		€ 1,300		€ 1,300
Loans and borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	March 2026	March 2026	March 2026
1.5% Bond Due June 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,150
Loans and borrowings, interest rate	1.50%			1.50%	1.50%
Loans and borrowings, original currency	EUR
Loans and borrowings, maturity	June 2027
5.75% Bond Due December 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 600	£ 600	£ 600
Loans and borrowings, interest rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	December 2028	December 2028	December 2028
9.125% Bond Due December 2030 (Minimum 8.625%) [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $				$ 2,670		$ 2,670		$ 2,670
Loans and borrowings, interest rate	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%
Loans and borrowings, original currency	USD	USD	USD
Loans and borrowings, maturity	December 2030	December 2030	December 2030
9.125% Bond Due December 2030 (Minimum 8.625%) [Member] | Bottom of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
3.125% Bond Due November 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 500	£ 500	£ 500
Loans and borrowings, interest rate	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	November 2031	November 2031	November 2031
6.375% Bond Due June 2037 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 500	£ 500	£ 500
Loans and borrowings, interest rate	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	June 2037	June 2037	June 2037
3.625% bond due November 2047 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 250
Loans and borrowings, interest rate	3.625%			3.625%	3.625%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	November 2047
LIBOR Plus 0.95% Syndicated Loan Facilities Due April 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount			£ 438
Loans and borrowings, maturity			April 2016
Loans and borrowings, LIBOR interest rate			0.95%					0.95%	0.95%
2.21% Bank Loan Due December 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount		£ 350	£ 350
Loans and borrowings, interest rate		2.21%	2.21%			2.21%	2.21%	2.21%	2.21%
Loans and borrowings, maturity		December 2017	December 2017